Commitment and contingencies	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitment and contingencies
14	Commitment and contingencies

For the details on future minimum lease payment under the non-cancelable operating leases as of March 31, 2026, please refer to a section headed “leases” set forth in the Notes to the Unaudited Consolidated Financial Statements.

As of March 31, 2026 and September 30, 2025, the Company did not have any capital commitments.